Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 64.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
City of Woodland 4.400% due 09/01/2034 «	$14,716	$14,032
Fairbanks Square Affordable Housing 6.070% due 10/01/2030 «	6,055	6,314

Total Loan Participations and Assignments (Cost $20,405)		20,346

CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.6%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	9,978
Credit Suisse AG AT1 Claim	3,000	383
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	8,507
VM Fund LLC 8.625% due 02/28/2031 «	1,440	1,447

		20,315

INDUSTRIALS 0.5%
Toledo Hospital
4.982% due 11/15/2045	4,375	3,451
5.325% due 11/15/2028	4,850	4,819
6.015% due 11/15/2048	1,400	1,304
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (e)	7,701	2,406
Wild Rivers Water Park 8.500% due 11/01/2051	5,300	3,326

		15,306

Total Corporate Bonds & Notes (Cost $35,311)		35,621

MUNICIPAL BONDS & NOTES 53.6%
ALABAMA 1.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	3,520	3,626
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,950	3,241
5.500% due 06/01/2049	3,840	4,156
5.500% due 10/01/2054	5,400	6,025
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	980	1,030
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,900	2,160
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,375	1,569
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2028 ^(c)	4,350	2,958
5.000% due 03/01/2030 ^(c)	4,305	2,927
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	500
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,233

		31,425

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 03/01/2025 (e)	1,170	1,146
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	5,450	5,876

		7,022

ARIZONA 0.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2033 ^(c)	500	284
4.500% due 01/01/2039 ^(c)	1,615	808
4.500% due 01/01/2049	1,000	612

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

5.000% due 01/01/2027 ^(c)	555	427
5.000% due 01/01/2028 ^(c)	585	430
5.000% due 01/01/2029	895	777
5.000% due 01/01/2029 ^(c)	615	420
5.000% due 01/01/2030 ^(c)	645	413
5.000% due 01/01/2054	3,000	1,877
5.125% due 01/01/2054 ^(c)	3,000	1,350
Arizona Industrial Development Authority Revenue Bonds, Series 2021
5.500% due 07/01/2031 ^(c)	325	13
6.000% due 07/01/2051 ^(c)	1,500	60
7.750% due 01/01/2054 ^(c)	1,250	490
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	8,800	8,918
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	1,500	1,452
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016 3.500% due 07/01/2026	535	530
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	3,357

		22,218

ARKANSAS 0.1%
Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024 4.750% due 09/01/2049	3,585	3,590

CALIFORNIA 6.0%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.300% due 10/01/2047 (f)	4,500	2,715
5.400% due 10/01/2050 (f)	2,000	1,192
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.500% due 07/01/2054	5,500	5,581
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,905	4,029
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,000	2,178
5.500% due 10/01/2054	2,500	2,798
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,500	2,102
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (e)	5,200	1,035
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 06/01/2050	4,000	3,841
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2041	2,750	3,108
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	5,300	5,393
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	12,300	12,598
7.000% due 03/01/2053	3,250	3,302
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 8.000% due 01/01/2050	12,500	12,874
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (e)	2,920	246
3.850% (MUNIPSA) due 12/01/2050 ~	1,750	1,750
4.000% due 05/01/2051	3,685	3,670
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	2,000	2,172
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	1,000	1,025
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	969
California Municipal Finance Authority Revenue Bonds, Series 2021
3.000% due 09/01/2030 (h)	2,175	1,992
3.637% due 07/01/2030	1,455	1,357
4.000% due 11/01/2036	3,655	3,542
4.000% due 09/01/2050 (h)	2,000	1,757
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	7,000	7,454
California Pollution Control Financing Authority Revenue Bonds, Series 2019
6.750% due 12/01/2028 ^(c)	3,275	246
7.500% due 12/01/2039 ^(c)	2,451	0
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	2,710	2,710
California Statewide Communities Development Authority Revenue Bonds, Series 2014 6.000% due 12/01/2024	1,250	1,250
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,805	2,525
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	5,455	4,883
4.000% due 12/01/2045	3,500	2,940
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	790	680
4.000% due 07/01/2056	4,295	3,430
4.000% due 02/01/2057	5,500	4,364

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.300% due 07/01/2059	5,000	4,486
4.750% due 09/01/2062 (f)	11,000	7,643
5.000% due 09/01/2037	2,495	2,557
Firebaugh, California Revenue Bonds, Series 2019 2.050% due 08/01/2029	1,050	954
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (e)	123,645	14,771
3.850% due 06/01/2050	7,080	6,641
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,900	2,005
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	2,690	2,525
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 0.000% due 09/01/2050 (e)	1,250	379
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.250% due 06/01/2047	2,000	2,180
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	4,000	4,001
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (e)	4,000	1,462
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	3,000	3,147
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,000	943
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	12,900	13,918
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2035	5,560	6,314
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (e)	28,500	4,965
4.000% due 06/01/2049	1,750	1,673
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (e)	1,000	200
5.000% due 06/01/2048	1,265	1,288

		193,760

COLORADO 2.1%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,927
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	6,250	5,063
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	4,500	4,510
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	700	569
7.900% due 12/15/2050	1,125	1,049
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2049	3,500	3,937
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	4,410	4,405
4.000% due 08/01/2049	1,000	955
Colorado Health Facilities Authority Revenue Bonds, Series 2022 5.500% due 11/01/2047	4,000	4,504
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (f)	6,375	4,091
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	3,500	3,800
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.000% due 12/01/2027	2,185	2,224
5.250% due 12/01/2032	3,170	3,308
5.875% due 12/01/2052	9,250	9,543
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,500	2,529
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	2,524
Reunion Metropolitan District, Colorado Revenue Bonds, Series 2021 3.625% due 12/01/2044	5,258	4,048
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,704
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	834
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	410
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	1,014

		65,948

DELAWARE 1.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.956% due 04/01/2039	4,655	4,969
7.120% due 04/01/2039	3,785	3,676
7.570% due 04/01/2039	865	877
8.933% due 04/01/2039	21,460	20,923

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,434

		32,879

DISTRICT OF COLUMBIA 0.6%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.250% due 10/01/2049	10,000	10,921
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	3,700	4,046
5.000% due 07/15/2056	3,300	3,609

		18,576

FLORIDA 2.2%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.375% due 05/01/2043	3,440	3,545
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2030	1,600	1,709
5.000% due 10/01/2031	1,500	1,593
5.000% due 10/01/2032	1,350	1,428
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	500	100
5.000% due 07/01/2043 ^(c)	250	3
5.250% due 07/01/2048 ^(c)	250	3
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (e)	2,580	1,434
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (e)	5,620	448
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.375% due 06/15/2058	3,580	3,789
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2041	3,000	2,806
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2054	2,500	2,704
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	1,035
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	6,500	6,429
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	5,000	5,047
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.800% due 05/01/2054	1,000	1,024
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,160
JEA Electric System, Florida Revenue Bonds, Series 2024 5.000% due 10/01/2034 (b)	4,500	5,262
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2016 5.125% due 05/01/2046	5,000	5,030
Lee County, Florida Airport Revenue Bonds, Series 2024 5.250% due 10/01/2049 (b)	2,500	2,727
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2036	7,500	8,270
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,500	1,501
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 08/01/2047	1,090	1,161
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2035 (e)	1,250	806
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	500	469
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	2,025	1,830
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	938
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (e)	1,000	456
0.000% due 09/01/2045 (e)	1,850	719
Village Community Development District No 15, Florida Special Assessment Bonds, Series 2024 4.200% due 05/01/2039 (b)	1,500	1,520
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.250% due 05/01/2028	500	508
5.250% due 05/01/2054	3,500	3,653

		70,107

GEORGIA 2.4%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	3,000	3,014
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(c)	400	180
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 6.500% due 12/15/2048 (f)	5,200	4,423
Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024 5.000% due 04/01/2034	700	722

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,800	2,470
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	5,000	4,854
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	4,360	4,723
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	987
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	2,000	1,707
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,544
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	6,350	6,474
5.000% due 12/01/2052	15,500	16,402
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	7,600	8,281
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2049	6,000	6,198
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	8,000	8,107
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.500% due 07/01/2064	2,000	2,145
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2037 (b)	2,000	2,271
5.000% due 01/01/2039 (b)	1,000	1,126

		77,628

GUAM 0.1%
Guam Department of Education Certificates of Participation Bonds, Series 2020 4.250% due 02/01/2030	1,500	1,492

IDAHO 0.1%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.600% due 01/01/2049	2,485	2,521
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	2,000	1,931

		4,452

ILLINOIS 3.3%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,020
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2056	1,000	1,072
5.500% due 01/01/2055	12,000	13,088
Chicago, Illinois Certificates of Participation Bonds, Series 2016 5.000% due 03/15/2034	1,664	1,664
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	4,960	4,977
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(c)	250	58
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(c)	2,100	1,484
Illinois Finance Authority Revenue Bonds, Series 2020
3.510% due 05/15/2041	2,070	1,707
3.550% due 08/15/2049	7,700	7,700
4.000% due 08/15/2039	5,370	5,407
4.000% due 08/15/2040	3,500	3,505
Illinois Sales Tax State Revenue Bonds, Series 2021 5.000% due 06/15/2031	2,000	2,222
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	3,400	3,477
5.500% due 05/01/2030	4,500	4,925
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	11,000	11,978
Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2036 (b)	8,670	9,850
5.000% due 05/01/2037	2,900	3,266
5.000% due 02/01/2039 (b)	5,000	5,595
5.000% due 05/01/2041	8,000	8,843
5.250% due 05/01/2044	6,000	6,663
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,220
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (e)	2,000	1,219
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,850	1,797

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 5.000% due 01/01/2029	1,500	1,637

		106,374

INDIANA 1.4%
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	5,600	5,449
4.250% due 11/01/2030	7,250	7,613
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	10,490	5,202
Indiana Finance Authority Revenue Bonds, Series 2021 1.400% due 08/01/2029	2,000	1,788
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2054	1,000	1,039
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	3,000	3,000
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.125% due 03/01/2057	3,335	3,713
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	3,000	3,008
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,150	1,176
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,000	1,022
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	12,500	12,830

		45,840

IOWA 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,200	1,319
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	5,640	5,603
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (e)	15,000	2,436

		9,358

KANSAS 0.1%
Colby, Kansas Revenue Bonds, Series 2024 5.500% due 07/01/2026	3,300	3,328

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	587
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.250% due 07/01/2031	1,380	1,285
5.000% due 07/01/2050	4,000	3,319
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.443% (SOFRRATE) due 08/01/2052 ~	3,900	3,910
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2034	1,250	1,275

		10,376

LOUISIANA 0.6%
Louisiana Housing Corp. Revenue Bonds, Series 2009 3.250% due 05/01/2044 (h)	7,285	7,285
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.250% due 10/01/2029	305	334
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,565	2,854
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,200	2,449
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,534
Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024 9.000% due 12/01/2044	2,500	2,587

		18,043

MARYLAND 0.2%
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2050	2,500	2,216
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	2,500	1,979
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	2,000	1,516

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

4.000% due 06/01/2036	200	199

		5,910

MASSACHUSETTS 0.4%
Massachusetts Development Finance Agency Revenue Bonds, Series 2008 3.950% due 10/01/2042	5,000	5,000
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	6,000	6,179
Massachusetts Development Finance Agency Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	952
5.000% due 07/01/2030	150	165
5.000% due 07/01/2032	250	277

		12,573

MICHIGAN 1.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	10,191	8,137
Detroit, Michigan General Obligation Bonds, Series 2023
5.250% due 05/01/2025	1,750	1,767
6.000% due 05/01/2039	1,400	1,641
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.347% (TSFR3M) due 07/01/2032 ~	2,930	2,871
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (e)	5,000	1,317
0.000% due 06/01/2065 (e)	30,650	3,609
5.000% due 06/01/2040	4,895	5,204
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	920
Michigan Finance Authority Revenue Bonds, Series 2024
4.125% due 02/29/2044	700	696
5.250% due 02/28/2043	1,375	1,520
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (e)	38,000	5,348

		33,030

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,000	1,094
5.000% due 01/01/2036	1,900	2,065
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	1,700	1,945
St Cloud, Minnesota Revenue Bonds, Series 2024 5.000% due 05/01/2054 (b)	1,250	1,355

		6,459

MISSOURI 0.1%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2046	1,400	1,369
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,200	2,200

		3,569

MULTI-STATE 1.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	8,994	9,247
4.142% due 01/25/2040	7,907	8,158
4.549% due 08/25/2040	10,550	11,183
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.616% due 08/25/2041 ~	6,893	7,423
Freddie Mac Multifamily Variable Rate Certificate, Revenue Bonds, Series 2022 3.125% due 09/25/2036	1,938	1,804

		37,815

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	2,805	2,790
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (e)	25,500	3,769

		6,559

NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2022 4.000% due 12/01/2028	4,050	4,122
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	8,493	8,717
5.087% due 07/20/2027	5,329	5,487
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.595% due 08/20/2039 (a)	7,884	335

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	5,400	6,239

		24,900

NEW JERSEY 0.6%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	825	835
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	1,012
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,829
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	5,148
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (e)	2,000	1,518
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2043	2,500	2,776
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	2,655	2,679
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	3,552

		20,349

NEW MEXICO 0.2%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,440	7,764

NEW YORK 5.0%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	7,035	6,550
Build NYC Resource Corp., New York Revenue Bonds, Series 2022 5.000% due 06/01/2032	200	214
Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024 4.683% due 10/25/2040	6,287	6,851
Long Island Power Authority, New York Revenue Bonds, Series 2021 1.500% due 09/01/2051	2,560	2,462
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,892
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 3.775% due 03/01/2026	3,000	3,009
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 4.000% due 08/01/2039	1,000	1,036
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.050% due 06/15/2050	18,760	18,760
New York City, New York General Obligation Bonds, Series 2012 4.150% due 04/01/2042	5,000	5,000
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008 3.100% due 02/15/2031	11,050	11,050
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	3,200	3,596
5.250% due 06/15/2053	4,400	4,901
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2048	5,000	5,575
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (e)	26,000	2,395
0.000% due 06/01/2060 (e)	90,000	4,284
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	12,000	12,008
5.375% due 11/15/2040	4,500	4,505
New York State Dormitory Authority Revenue Bonds, Series 2024 4.000% due 03/15/2054	4,250	4,112
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	5,800	6,757
5.000% due 03/15/2053	1,000	1,091
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	5,226
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	2,250	2,355
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2025	2,000	2,006
5.000% due 01/01/2027	5,000	5,153
5.000% due 01/01/2036	500	515
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.000% due 10/01/2030	8,000	8,078
5.250% due 08/01/2031	2,115	2,266
New York Transportation Development Corp. Revenue Bonds, Series 2021 2.250% due 08/01/2026	1,325	1,292
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	3,400	3,848
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	2,500	2,569
5.250% due 06/30/2044	6,000	6,472

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,196
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (e)	62,170	6,696
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	6,035	5,711
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	934

		161,365

NORTH CAROLINA 2.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.000% due 01/15/2038	7,345	7,345
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	1,800	2,054
6.250% due 07/01/2055 (b)	3,300	3,724
North Carolina Medical Care Commission Revenue Bonds, Series 2004 3.200% due 11/01/2034	54,200	54,200
Raleigh Durham Airport Authority, North Carolina Revenue Bonds, Series 2008 3.110% due 05/01/2036	7,530	7,530

		74,853

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031 ^(c)	1,500	0
7.000% due 12/15/2043 ^(c)	1,000	0

		0

OHIO 2.5%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,440	2,440
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (e)	100,765	9,618
5.000% due 06/01/2055	5,000	4,712
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	970	835
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	2,705	2,734
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	1,008
Franklin County, Ohio Revenue Bonds, Series 2022 4.050% due 11/01/2042	9,500	9,500
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	13,000	12,802
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2034	1,425	1,640
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(c)	2,559	179
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	1,000
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	946
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	2,000	2,054
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	13,350	13,360
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	5,045	5,139
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	1,600	1,800
Ohio State University Revenue Bonds, Series 2023 3.200% due 12/01/2034	10,000	10,000

		79,767

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,230	1,198
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	6,000	5,079

		6,277

OREGON 0.0%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	344

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	756

		1,100

PENNSYLVANIA 2.4%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2044 (b)	2,000	2,001
5.000% due 12/01/2049 (b)	1,250	1,359
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024
6.000% due 06/30/2034	770	837
7.000% due 06/30/2039	10,325	9,411
8.000% due 06/30/2034	1,539	1,573
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,805	2,021
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,000	1,008
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	7,000	6,778
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.250% (MUNIPSA) due 08/15/2038 ~(h)	2,855	2,836
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	1,836
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,220	1,666
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	5,000	5,149
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2039	1,375	1,385
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	2,400	2,527
5.750% due 12/31/2062	2,000	2,257
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2038	2,000	2,038
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	6,695	6,856
5.000% due 12/31/2038	1,150	1,169
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.000% due 04/01/2039	3,000	2,691
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	5,000	5,762
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	500	529
5.500% due 06/30/2040	5,000	5,565
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,000	2,143
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	2,100	2,334
6.250% due 10/01/2054	1,100	1,239
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,500	1,477
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	2,500	2,477

		76,924

PUERTO RICO 4.2%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (e)	87,500	6,079
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	10,363	6,684
0.000% due 11/01/2051	49,552	32,457
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 5.625% due 07/01/2027	2,758	2,881
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	17,969	17,519
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2026 ^(c)	10,600	4,478
5.250% due 07/01/2030 ^(c)	300	127
5.250% due 07/01/2040 ^(c)	3,000	1,268
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(c)	3,500	1,479
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (e)	71,410	24,236
0.000% due 07/01/2051 (e)	95,339	23,514
4.750% due 07/01/2053	6,250	6,269
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	3,000	2,999
4.550% due 07/01/2040	4,493	4,518

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

4.784% due 07/01/2058	1,880	1,885

		136,393

RHODE ISLAND 0.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.250% due 05/15/2049	3,650	3,969
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (e)	1,700	314
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
4.500% due 06/01/2045	2,505	2,515
5.000% due 06/01/2050	10,000	10,036

		16,834

SOUTH CAROLINA 0.2%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	3,100	3,410
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051	500	75
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.500% due 12/01/2054	3,000	3,380

		6,865

TENNESSEE 1.4%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016 0.000% due 12/01/2024 (e)	3,000	2,977
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024 5.250% due 12/01/2049	1,200	1,325
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	1,420	1,090
5.625% due 01/01/2046	1,900	1,327
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	4,985	5,232
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024
3.250% due 10/01/2045 (b)	5,300	5,299
3.250% due 10/01/2046 (b)	4,400	4,399
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (e)	2,000	835
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,185	10,366
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	5,750	6,276
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,424

		44,550

TEXAS 4.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	2,675	1,852
12.000% due 12/01/2045	9,000	8,076
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2049 (b)	1,600	1,584
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	2,000	2,022
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	965	868
9.000% due 03/01/2039 ^(c)	2,390	2,151
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	3,000	3,025
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	7,000	7,167
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021
3.625% due 07/01/2026	2,250	1,927
6.500% due 07/01/2026	2,750	2,688
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024 5.250% due 02/15/2054	2,400	2,675
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,001
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,250	1,387
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2054	5,000	4,862
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	2,936
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	3,013
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	2,903
Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	2,400	2,350

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2043	6,750	6,793
Mansfield Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	7,000	6,830
Mission Economic Development Corp., Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	4,250	4,378
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036 ^(c)	2,065	1,661
4.000% due 07/01/2049	40	22
5.000% due 07/01/2046 ^(c)	6,050	4,091
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047 ^(c)	1,500	999
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	369
5.000% due 12/01/2054	250	245
North Texas Tollway Authority Revenue Bonds, Series 2024 5.000% due 01/01/2032 (b)	2,800	3,189
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	6,000	5,278
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2021 2.500% due 01/01/2030	1,000	922
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	4,000	3,754
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	4,000	4,280
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	4,405	4,796
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.940% (TSFR3M) due 12/15/2026 ~	3,000	3,000
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	3,000	3,077
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	4,400	4,645
5.000% due 10/15/2057	1,750	1,886
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	5,000	5,371
5.000% due 10/15/2058	2,100	2,277
Texas Water Development Board Revenue Bonds, Series 2024 4.125% due 10/15/2047 (b)	7,330	7,387
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2053	3,500	3,387

		131,124

UTAH 0.1%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	2,000	1,759

VIRGINIA 0.7%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	6,920	6,812
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2041	455	456
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2053	3,500	4,079
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (e)	29,035	958
5.000% due 07/01/2034	7,610	7,059
7.500% due 07/01/2052	4,170	2,502

		21,866

WASHINGTON 0.1%
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.084% due 03/20/2040	4,600	4,575

WEST VIRGINIA 0.6%
Montgomery County, West Virginia Tax Allocation Bonds, Series 2023
5.000% due 06/01/2033	460	487
5.750% due 06/01/2043	1,000	1,088
6.000% due 06/01/2053	1,500	1,632
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)	70,100	6,900
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,220	4,133
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2043	4,000	4,588

		18,828

WISCONSIN 1.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	3,000	2,693
7.000% due 01/01/2050	1,000	1,083

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,000	900
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,012
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	1,002
5.250% due 03/01/2045	1,500	1,507
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (e)	4,605	367
4.000% due 09/30/2051	985	875
4.000% due 03/31/2056	4,000	3,493
4.500% due 06/01/2056	7,670	6,421
5.000% due 07/01/2037	500	516
5.000% due 07/01/2039	500	510
5.000% due 07/01/2041	500	507
5.625% due 06/01/2050	2,015	1,954
6.500% due 06/01/2045	3,100	2,792
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 09/01/2029 (e)	1,000	712
6.125% due 12/15/2029	3,500	3,522
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024 5.500% due 12/15/2028	5,000	5,031
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.000% due 04/01/2048	13,025	13,025
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2033 (e)	2,755	1,963
0.000% due 12/15/2045 (e)	17,000	6,745
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2046	4,000	3,978

		60,608

Total Municipal Bonds & Notes (Cost $1,691,315)		1,725,032

U.S. GOVERNMENT AGENCIES 2.0%
Freddie Mac
3.083% due 04/25/2043 ~	3,676	3,306
3.600% due 06/01/2043	3,324	3,231
3.720% due 01/01/2041	4,474	4,427
3.790% due 07/01/2040	4,176	4,137
3.800% due 01/01/2040	9,952	9,997
3.850% due 02/01/2038 - 01/01/2040	11,227	11,216
4.000% due 01/01/2039	1,386	1,428
4.500% due 12/01/2040	4,568	4,888
4.600% due 03/01/2041	2,600	2,822
4.900% due 02/01/2040	2,982	3,291
5.210% due 08/01/2040	6,660	7,577
5.951% due 07/15/2040 •	5,937	6,129

Total U.S. Government Agencies (Cost $57,825)		62,449

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Multifamily Tax-Exempt Mortgage-backed Securities 4.770% due 07/01/2043	6,000	6,379

Total Non-Agency Mortgage-Backed Securities (Cost $6,000)		6,379

	SHARES
MUTUAL FUNDS 1.6%
BlackRock MuniHoldings California Quality Fund, Inc.	420,229	4,841
BlackRock MuniHoldings Fund, Inc.	458,140	5,796
BlackRock MuniVest Fund, Inc.	376,870	2,864
BlackRock MuniYield Quality Fund III, Inc.	490,934	5,891
BlackRock New York Municipal Income Trust	40,759	448
Invesco Quality Municipal Income Trust	458,853	4,790
Nuveen AMT-Free Municipal Credit Income Fund	470,900	6,305
Nuveen California Quality Municipal Income Fund	401,979	4,780
Nuveen Municipal Credit Income Fund	462,380	6,057
Nuveen Quality Municipal Income Fund	300,646	3,722
Western Asset Managed Municipals Fund, Inc.	544,800	5,906

Total Mutual Funds (Cost $54,491)		51,400

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
SVB Financial Group 4.100% due 02/15/2031 ^(c)(g)	3,050,000	7

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total Preferred Securities (Cost $2,752)		7

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
U.S. TREASURY BILLS 5.1%
4.983% due 10/15/2024 - 11/29/2024 (d)(e)(j)	$165,200	164,514

Total Short-Term Instruments (Cost $164,499)		164,514

Total Investments in Securities (Cost $2,032,598)		2,065,748

Total Investments 64.2% (Cost $2,032,598)		$2,065,748
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (12.4)%		(399,735)
Financial Derivative Instruments (i) 0.0%(Cost or Premiums, net $0)		353
Other Assets and Liabilities, net 48.2%		1,553,094

Net Assets Applicable to Common Shareholders 100.0%		$3,219,460

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^			Security is in default.
«			Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)			Security is an Interest Only ("IO") or IO Strip.
(b)			When-issued security.
(c)			Security is not accruing income as of the date of this report.
(d)			Coupon represents a weighted average yield to maturity.
(e)			Zero coupon security.
(f)			Security becomes interest bearing at a future date.
(g)			Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)			RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	3.000%	09/01/2030	12/06/2023	$1,980	$1,992	0.06%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2050	11/22/2022	1,613	1,757	0.05
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.250	08/15/2038	09/14/2021	2,903	2,836	0.09
Louisiana Housing Corp. Revenue Bonds, Series 2009	3.250	05/01/2044	09/18/2024	7,285	7,285	0.23

				$13,781	$13,870	0.43%

(i)			FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2024	780	$(89,139)	$(137)	$353	$0

Total Futures Contracts				$(137)	$353	$0

(j)

Securities with an aggregate market value of $1,030 and cash of $3,599 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments		$0	$0	$20,346	$20,346
Corporate Bonds & Notes
Banking & Finance		0	383	19,932	20,315
Industrials		0	15,306	0	15,306
Municipal Bonds & Notes
Alabama		0	31,425	0	31,425
Alaska		0	7,022	0	7,022
Arizona		0	22,218	0	22,218
Arkansas		0	3,590	0	3,590
California		0	193,760	0	193,760
Colorado		0	65,948	0	65,948
Delaware		0	32,879	0	32,879
District of Columbia		0	18,576	0	18,576
Florida		0	70,107	0	70,107

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

Georgia	0	77,628	0	77,628
Guam	0	1,492	0	1,492
Idaho	0	4,452	0	4,452
Illinois	0	106,374	0	106,374
Indiana	0	45,840	0	45,840
Iowa	0	9,358	0	9,358
Kansas	0	3,328	0	3,328
Kentucky	0	10,376	0	10,376
Louisiana	0	18,043	0	18,043
Maryland	0	5,910	0	5,910
Massachusetts	0	12,573	0	12,573
Michigan	0	33,030	0	33,030
Minnesota	0	6,459	0	6,459
Missouri	0	3,569	0	3,569
Multi-State	0	37,815	0	37,815
Nevada	0	6,559	0	6,559
New Hampshire	0	24,900	0	24,900
New Jersey	0	20,349	0	20,349
New Mexico	0	7,764	0	7,764
New York	0	161,365	0	161,365
North Carolina	0	74,853	0	74,853
Ohio	0	79,767	0	79,767
Oklahoma	0	6,277	0	6,277
Oregon	0	1,100	0	1,100
Pennsylvania	0	76,924	0	76,924
Puerto Rico	0	136,393	0	136,393
Rhode Island	0	16,834	0	16,834
South Carolina	0	6,865	0	6,865
Tennessee	0	44,550	0	44,550
Texas	0	131,124	0	131,124
Utah	0	1,759	0	1,759
Virginia	0	21,866	0	21,866
Washington	0	4,575	0	4,575
West Virginia	0	18,828	0	18,828
Wisconsin	0	60,608	0	60,608
U.S. Government Agencies	0	62,449	0	62,449
Non-Agency Mortgage-Backed Securities	0	6,379	0	6,379
Mutual Funds	51,400	0	0	51,400
Preferred Securities
Banking & Finance	0	7	0	7
Short-Term Instruments
U.S. Treasury Bills	0	164,514	0	164,514

Total Investments	$51,400	$1,974,070	$40,278	$2,065,748

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$353	$0	$353

Total Financial Derivative Instruments	$0	$353	$0	$353

Totals	$51,400	$1,974,423	$40,278	$2,066,101

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$39,047	$0	$(17,981)	$18	$50	$(788)	$0	$0	$20,346	$(68)
Corporate Bonds & Notes
Banking & Finance	19,441	0	(18)	3	0	506	0	0	19,932	506

Totals	$58,488	$0	$(17,999)	$21	$50	$(282)	$0	$0	$40,278	$438

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$20,346	Discounted Cash Flow	Discount Rate	5.253 - 99.999	32.877
Corporate Bonds & Notes
Banking & Finance	19,932	Discounted Cash Flow	Discount Rate	10.650 - 99.999	55.269

Total	$40,278

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2024 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiary.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
14751 SPV I LLC	06/29/2023	0.3%

† A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could

Notes to Financial Statements (Cont.)

obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	GNMA	Government National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
TBA	To-Be-Announced